Summary of Significant Accounting Policies - Schedule of Fair Value Financial Assets and Liabilities (Details) (10-K)	Dec. 31, 2020 USD ($)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
U.S. equity stock	$ 1,018,000